As filed with the Securities and Exchange Commission on September 26, 2003.

                                                      Registration No. 333-19583
                                                      Registration No. 811-08015
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-4

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 13

                                       and

              REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 15

                         -------------------------------

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                             One National Life Drive
                              Montpelier, VT 05604
                          (Complete name and address of
                              depositor's principal
                               executive offices)
                                  802-229-3113
                          -----------------------------

                             D. Russell Morgan, Esq.
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                         -------------------------------

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415
                         -------------------------------


It is proposed that this filing will become effective:

______ immediately upon filing pursuant to paragraph (b) of Rule 485

__X___ on October 24, 2003 pursuant to paragraph (b) of Rule 485

______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

______ on _____ pursuant to paragraph (a) (1) of Rule 485


__X___ this post-effective amendment designates a new effective date of a previously filed post-effective amendment.

                  --------------------------------------------

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Incorporated herein by reference is the prospectus and the Statement of Additional Information dated May 1, 2003 which are a part of Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed May 1, 2003 (Accession Number 0000909012-03-000331). Also incorporated herein by reference is the supplement dated September ___, 2003, which is a part of Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003 (Accession Number 0001158649-03-000061).

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a)  Financial Statements
         (1) Financial statements and schedule included in Prospectus Condensed Financial Information
         (2)  Financial statements and schedule included in Part B

         National Life Insurance Company:

              Independent Auditor's Report.
              Consolidated Balance Sheets (GAAP Basis) as of December 31, 2002 and 2001. Consolidated Statements of Operations and Policyholder's Equity (GAAP basis) for the years ended December 31, 2002 and 2001. Consolidated Statements of Cash Flows (GAAP Basis) for the years ended December 31, 2002 and 2001.
              Notes to Consolidated Financial Statements
              Independent Auditor's Report.

         National Variable Annuity Account II

              Independent Auditor's Report
              Statement of Assets
              Statement of Operations
              Statement of Changes in Net Assets
              Notes to Financial Statements

(b)  Exhibits
     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
     (2) Not Applicable
     (3) Distribution Agreement between the Variable Account/Registrant and Principal Underwriter (2)
     (4) (a) The form of the variable annuity contract (2)
         (b) Enhanced Death Benefit Rider (2)
         (c) Guaranteed Account Endorsement (10)
         (d) Accelerated Benefits Rider - Covered Chronic Illness (10)
         (e) Accelerated Benefits Rider - Terminal Illness (10)
         (f) Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (12)
     (5) Variable Annuity Application (2)
     (6) Articles of Incorporation and By-Laws of Depositor (3)
     (7) Reinsurance agreements
         (1) Automatic Modified-Coinsurance (Mod-Co) Reinsurance and Service Agreement, between National Life Insurance Company and xxxxxx, effective as of September 1, 1998. (13)
     (8) (a) Participation Agreement by and among Market Street Fund, Inc., National Life Insurance Company and PML Securities Company. dated January, 30, 1996 (4).
              1. Form of Amendment No. 1 dated June 20, 1997 by & among Market
                 Street Fund, Inc., National Life Insurance Company, and 1717 Capital Management (formerly PML Securities Company) (7).
         (b) Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company, (now National Life Insurance Company), dated August 1, 1989 (7).

              1. Form of Amendment No. 1 to Participation Agreement by and
                 among Variable Insurance Products Fund, Fidelity Distributions Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated January 1, 1996 (5).
              2. Form of Amendment No. 2 to Participation Agreement by and among
                 Variable Insurance Products Fund, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).
         (c) Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (4)
              1. Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, Dated April 25, 1997 (2).
         (d) Form of Participation Agreement by and among National Life Insurance Company, National Life Variable Annuity Account II and Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., and Strong Funds Distributors, Inc., dated May 7, 1997 (2).
         (e) Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated
             April 1, 1990 (7).
             (1) Form of Amendment No. 1 by and among Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation and
                 Vermont Life Insurance Company (now National Life Insurance Company) dated April 28, 1997 (2).
         (g) Form of Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (6).
         (h) Form of Participation Agreement between National Life Insurance
             Company and Neuberger & Berman Advisers Managers Trust(6)
         (i) Form of Participation Agreement between National Life Insurance
             Company and J. P. Morgan Series Trust II (6)
         (k) Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(8)
         (l) Participation Agreement between National Life Insurance Company, INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group,
             Inc., and INVESCO Distributors, Inc. (9)
     (9) Opinion and consent of D. Russell Morgan, Assistant General Counsel of National Life Insurance Company. (13)
     (10)(a) Consent of Sutherland Asbill & Brennan LLP. (13)
         (b) Consent of PriceWaterhouseCoopers LLP. (13)
     (11)Not Applicable.
     (12)Not Applicable.
     (13)Performance Advertising Calculation Schedules (2)
     (14)Powers of Attorney.
              (a) Robert E. Boardman (1)
              (b) A. Gary Shilling (1)
              (c) Jeremiah E. Casey (11)
              (d) Thomas H. MacLeay (11)

     (1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.

     (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.

     (3) Incorporated herein by reference to the to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February 11, 1999.

     (4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

     (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed December 29, 1995.

     (6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed April 16, 1998.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

     (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

     (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed May 1, 2001.

     (10) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.

     (11) Incorporated by reference to Post-Effective Amendment No. 9 to Form S-6 Registration Statement for National Variable Life Insurance Account II (Sentinel Advantage) filed May 1, 2002.

     (12) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.

     (13) To be filed by amendment.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*             Position with Depositor

Thomas H. MacLeay                                Chairman of the Board & CEO
                                                  and Director
James A. Mallon                                  President & Chief Operating
                                                  Officer and Director

Robert E. Boardman                               Director
Hickok & Boardman Financial Network
346 Shelburne Street, P. O. Box 1064
Burlington, VT 05402-1064

Jeremiah E. Casey                                Director
Allfirst Financial, Inc.
25 S. Charles Street
Baltimore, MD 21201

Bruce Lisman                                     Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY 1 0179

A. Gary Shilling                                 Director
A. Gary Shilling & Co., Inc.
500 Morris Avenue
Springfield, NJ 07081-1020

Edward J. Bonach                                 Executive Vice President &
                                                  Chief Financial Officer
Rodney A. Buck                                   Executive Vice President &
                                                  Chief Investment Officer
Gregory H. Doremus                               Senior Vice President -
                                                  New Business & Customer
                                                  Service
Michele S. Gatto                                 Senior Vice President &
                                                  General Counsel
Charles C. Kittredge                             Senior Vice President -
                                                  Marketing Development &
                                                  Operations
Wade H. Mayo                                     Senior Vice President
Ruth B. Smith                                    Senior Vice President -
                                                  Registered Product & Life
                                                  Event Distribution.
Joseph A. Miller                                 Senior Vice President
Michael A. Tahan                                 Senior Vice President & Chief
                                                  Information Officer
James K. McQuestion                              Secretary of the Corporation
Eileen von Gal                                   Treasurer


*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, Vermont 05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

A list of all persons directly or indirectly controlled by or under common control with National Life is set forth below.

         All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

         National Life Insurance Company owns 100% of Administrative Services, Inc. and National Financial Services, Inc. National Financial Services, Inc. owns 66.667% of LSW National Holdings, Inc.; LSW National Holdings Inc. owns 100% of Insurance Investors Life Insurance Company; Insurance Investors Life Insurance Company owns 100% of Life Insurance Company of the Southwest.

         National Life Insurance Company owns 100% of National Life Investment Management Company, Inc. National Life Investment Management Company, Inc. owns 100% of Sentinel Advisors, Inc., Equity Services, Inc. and NL Capital Management, Inc. Equity Services, Inc. owns 100% of Sentinel Administrative Service Corporation. Sentinel Administrative Service Corporation is the majority partner of Sentinel Administrative Service Company and Sentinel Advisors, Inc. is the majority partner of Sentinel Advisors Company.

         National Life Investment Management Company, Inc. is the majority partner of Sentinel Management Company, and Sentinel Financial Services Company. Sentinel Management Company owns 100% of American Guaranty & Trust Company.

Item 27. Number of Contract Owners. As of June 30, 2003, 6,987 contracts were in force.

Item 28. Indemnification
          The  By-Laws of Depositor provide, in part in Article VI, as follows
               7.1 Indemnification.
                  (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

                  (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29  Principal Underwriter
     (a) Equity Services, Inc. (ESI) is the principal underwriter for National Variable Annuity Account II and National Variable Life Insurance Account.
     (b) The following information is furnished with respect to the officers and directors of ESI:


Name and Principal                         Positions and Offices
Business Address*                          with ESI

Joseph M. Rob                              Chairman of the Board
Kenneth R. Ehinger                         President & Chief Executive Officer
John M. Grab, Jr.                          Senior Vice President & Chief
                                            Financial Officer
Stephen A. Englese                         Senior Vice President - Financial
                                            Products
Budd A. Shedaker                           Assistant Vice President -
                                            Communications
Greg D. Teese                              Vice President - Compliance
D. Russell Morgan                          Counsel
Sharon E. Bernard                          Treasurer & Controller
James K. McQueston                         Secretary
Thomas H. MacLeay                          Director
Rodney A. Buck                             Director
Edward J. Bonach                           Director


*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

Item 30. Location of Accounts and Records
         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services
         All management contracts are discussed in Part A or Part B.

Item 32 Undertakings
     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted;
     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and
     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.
     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.
     (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 26th day of September, 2003.

                                            NATIONAL VARIABLE ANNUITY
                                            ACCOUNT II (Registrant)

                                            By: NATIONAL LIFE INSURANCE COMPANY

(SEAL)

Attest: /s/ Christopher M. Neronha         By: /s/ Thomas H. MacLeay
        --------------------------             ----------------------
            Christopher M. Neronha                 Thomas H. MacLeay
            Assistant Secretary                    Chairman, President &
                                                   Chief Executive Officer


                                            NATIONAL LIFE INSURANCE COMPANY
                                             (Depositor)


Attest: /s/ Christopher M. Neronha         By: /s/ Thomas H. MacLeay
        --------------------------             ----------------------
            Christopher M. Neronha                 Thomas H. MacLeay
            Assistant Secretary                    Chairman, President &
                                                   Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                          Title                              Date

/s/ Thomas H. MacLeay        Chairman, Chief Executive        September 26, 2003
---------------------        Officer, and Director
    Thomas H. MacLeay

                             President, Chief Operating
-------------------          Officer and Director
     James A. Mallon

/s/ Edward Bonach            Executive Vice President &       September 26, 2003
-------------------          Chief Financial Officer
     Edward Bonach

Robert E. Boardman*          Director                         September 26, 2003
------------------
Robert E. Boardman

Jeremiah E. Casey*           Director                         September 26, 2003
-----------------
Jeremiah E. Casey


-----------------            Director
Bruce Lisman

A. Gary Shilling*            Director                         September 26, 2003
----------------
A. Gary Shilling

*By /s/ Thomas H. MacLeay                     Date: September 26, 2003
    ---------------------
        Thomas H. MacLeay
        Pursuant to Power of Attorney